UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03883

DWS Communications Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Communications Fund

	Shares	Value ($)

Common Stocks 98.1%
Media 1.3%
Net Servicos de Comunicacao SA (ADR) (Preferred) (a)	176,200	1,277,450
National Carriers 37.4%
Atlantic Tele-Network, Inc.	18,125	347,638
BCE, Inc.	47,100	938,414
BT Group PLC	1,464,387	1,638,566
Comstar United Telesystems OJSC (GDR)*	923,591	3,094,030
Deutsche Telekom AG (Registered)	207,400	2,580,126
Elisa Oyj	139,700	2,033,637
Hellenic Telecommunications Organization SA	136,600	2,050,457
Maxcom Telecomunicaciones SAB de CV (ADR)* (a)	330,000	742,500
Qwest Communications International, Inc. (a)	700,800	2,396,736

Telecom Italia SpA	1,899,600	2,438,309
Telefonica SA	385,556	7,700,330
Telekom Austria AG	262,900	3,972,970
Telenor ASA	653,400	3,747,485
Telstra Corp., Ltd.	832,500	1,858,628
Turk Telekomunikasyon AS*	571,300	1,324,404

		36,864,230
Semiconductors 2.2%
Advanced Micro Devices, Inc.* (a)	284,800	868,640
Broadcom Corp. "A"*	44,000	879,120
Lam Research Corp.*	19,900	453,123

		2,200,883
Specialty Services 15.7%
Alcatel-Lucent (ADR)* (a)	1,043,100	1,940,166
Arris Group, Inc.*	115,700	852,709
Equinix, Inc.*	17,600	988,240
Cbeyond, Inc.* (a)	138,200	2,602,306
JDS Uniphase Corp.*	224,400	729,300
Monster Worldwide, Inc.* (a)	185,400	1,511,010
NeuStar, Inc. "A"*	108,100	1,810,675
Tele2 AB "B"	598,400	5,049,740

		15,484,146
Wireless Services 41.5%
America Movil SAB de CV "L" (ADR)	47,700	1,291,716
Clearwire Corp. "A"* (a)	182,500	939,875
Leap Wireless International, Inc.* (a)	119,500	4,166,965
Millicom International Cellular SA (a)	81,600	3,022,464
NII Holdings, Inc.*	107,400	1,611,000
Nokia Oyj (ADR)	174,700	2,038,749
Orascom Telecom Holding SAE (GDR) REG S	99,800	2,229,316
Sprint Nextel Corp.*	2,278,200	8,133,174
Tim Participacoes SA (ADR) (Preferred)	135,300	1,680,426
Turkcell Iletisim Hizmetleri AS (ADR) (a)	252,100	3,098,309
Vimpel-Communications (ADR) (a)	809,400	5,293,476
Virgin Mobile USA, Inc. "A"* (a)	1,706,770	2,201,733
Vodafone Group PLC	2,991,596	5,226,327

		40,933,530

Total Common Stocks (Cost $147,633,067)		96,760,239
Securities Lending Collateral 17.9%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $17,645,869)	17,645,869	17,645,869
Cash Equivalents 1.5%
Cash Management QP Trust, 0.53% (b) (Cost $1,431,433)	1,431,433	1,431,433
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $166,710,369) †	117.5	115,837,541
Other Assets and Liabilities, Net	(17.5)	(17,217,655)

Net Assets	100.0	98,619,886

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $177,751,512. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $61,913,971. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,804,625 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $66,718,596.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $17,123,991 which is 17.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities	Other Receivable
Level 1	$ 69,461,783	$ -
Level 2	46,375,758	1,721,776
Level 3	-	-
Total	$ 115,837,541	$ 1,051,269

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, a series of DWS Communications Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Communications Fund, a series of DWS Communications Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009